Client Name:
Client Project Name:	Spire 2026-4
Start - End Dates:	9/8/2025 - 1/7/2026
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	3

0 - Total Active Conditions

11 - Total Satisfied Conditions

		9 - Credit Review Scope
		2 - Category: Application
		2 - Category: Assets
		1 - Category: DTI
		2 - Category: Income/Employment
		1 - Category: Terms/Guidelines
		1 - Category: Title
		2 - Compliance Review Scope
		1 - Category: Documentation
		1 - Category: TILA/RESPA Integrated Disclosure
4 - Total Waived Conditions

		4 - Credit Review Scope
		4 - Category: Terms/Guidelines

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:
Client Project Name:	Spire 2026-4
Start - End Dates:	9/8/2025 - 1/7/2026
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
409018852	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																CFCFS1744: DTI below guideline requirement - XXX Comments: XXX % DTI; XXX% max allowed. CFCFS1741: Credit score exceeds guidelines - XXX Comments: XXX qualifying score; XXX required.
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID5293	TRID Not all required seller-paid fees were disclosed on the CD	No	Seller-paid fee that should be disclosed in Section B is not disclosed on Final CD XXX; Seller's CD in file & able to test; Condition Satisfied.	(No Data)	Condition Satisfied.	Numeric	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	CRDAPP130	Application is incomplete	No
(a). Missing Lender Final XXX and to reflect XXX job as XXX and re-review of assets, income and debts once received (b). Missing signed XXX XXX by borrower (requested to be in closed file at initial review)
																																XXX Client provided executed XXX XXX signed by Borrower, condition remains for Final XXXXXX Client provided executed Final XXX	Condition satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST205	Insufficient Funds to Close	No
(a). Missing Lender Final 1003 and currently using same assets listed on lender assets worksheet (b). File is currently short liquid funds close with using assets reflected on Asset worksheet and verified in file Note: No XXX credit given, if applicable please verify.  File have a cashier check of $XXX appears to be some part of XXX however not verified as clearing on statement in file dated XXX and cashier check dated XXX

9.29.2025 Client provided copy of payment deposit schedule along with copy of XXX cashiers check of $XXX and incoming wire evidence transaction of $XXX for total of $XXX  towards given for EMD however only evidence of $XXX being verified on XXX - XXX XXX statement as clearing and $XXX was paid on XXX (this statement was not provided to support clearing the $XXX), however with giving $XXX EMD credit, sufficient funds to close have been met.
																																	Condition satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	C	A	C	A	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	No
(a). Missing Lender Final 1003 (b). File is currently short reserves with using assets reflected on asset worksheet and verified in file Note: No EMD credit given, if applicable please verify.  File have a cashier check of $XXX appears to be some part of EMD however not verified as clearing on statement in file dated XXXand cashier check dated XXX

9.29.2025 Client provided copy of payment deposit schedule along with copy of EMD cashiers check of $XXX and incoming wire evidence transaction of $XXX for total of $XXX towards given for EMD however only evidence of $XXX being verified on XXX - XXX XXX statement as clearing and $XXX was paid on XXX(this statement was not provided to support clearing of the $XXX) and with giving $XXX EMD credit, sufficient funds to close have been met and verified reserves of XXX months is verified.  XXXmonths required for this transaction with LTV over XXX%
																																	Condition satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	DTI	Satisfied	B	A	B	A	CRDDTI105	Debt Ratio Exception 5% or Less	No
Lender DTI XXX%DD Firm DTI XXX% Difference in DTI is: 2nd employment: XXX was done as XXX months bank statements at initial review w/income of $XXX however full file received, initial 1003 states $XXX monthly income per Borrower and Divorce Decree supports monthly income of $XXX(pg XXX).  This is an fyi condition, guidelines do allow for XXX% DTI, not FTHB.

XXX Client provided a snip shot of guidelines stated if initial 1003 income is significantly higher than income stated on the XXX, the underwriter should request an explanation from the borrower to determine acceptability of the income and provided LOX from Borrower. Response, initial 1003 do state lower income but there is also a legal document (XXX in file) that supports even lessor/lower income from this 2nd XXX.  Initial condition remains XXX  Client provided snapshot of XXX XXX wage info from XXX job reflected on XXX XXX which supported $XXX annual for monthly of $XXX (XXX) and stated XXX  was not filed yet and legal document in file is dated XXX which stated $XXX which is slightly less than XXX. Initial condition remains    XXX Client provided updated WVOE income recalculated DTI updated to XXX(meets DTI MAX)
																																	Condition will be satisfied, on file for Client to see where difference in DTI XXX Satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	A	A	A	A	CRDINC3204	Income Documentation Missing	No	24 months XXX statements Income of $XXX being used for qualifying is supported Closed file to include signed Business Narrative by borrower and signed LOX by borrower	(No Data)	Condition is satisfied with using $XXX supported.	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Income/Employment	Satisfied	C	A	C	A	CRDINC888	Income Amount is Unsupported by Documentation in File	No
Regarding 1st employment w/XXX Paystub reflect a bi weekly pay of $XXX and Written VOE reflect a bi weekly pay of $XXXPay per paystub is being used for qualifying (possibly new base pay), provide letter from employer stating this is new bi weekly pay or provide a post close written voe to support this as new base bi weekly pay (received prior to closing).  Due to tight on DTI

10/26 Client provided an Email that Employer used XXX number and it is hard to get an update, also Provided a Post close dated WVOE XXX supporting qualifying income of $XXX bi weekly; income recalculated using XXX WVOE and DTI updated toXXX
																																	Satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409019571	XXXXXX	XXXXXX	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Title	Satisfied	D	A	D	A	CRDTIL865	Title incomplete	No
Title Commitment in file (pg XXX) reflect a XXX statement with XXX (#XXX, #XXX) provide Final title to support removal of #XXX and #XXX) or email from title company verifying this will not be reflected on Final Title (pg XXX).
																																10.7.2025 Client provided copy of updated Final Title with removal of XXX statement with Condo	Condition satisfied	(No Data)	Not Applicable	CFCFS2854: Significant time in profession - XXX Comments: Significant time in profession, XXX employment income over XXX years in profession
409024370	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Satisfied	B	A	B	A	CRDTER146	Missing lender's loan approval/underwriting form	No	Missing lender's XXX.	XXX Client provided the 1008	Satisfied	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has stable XXX with XXX years, XXX months at current job.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Fico score XXX exceeds guide lines.

409024370	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER3122	Loan documents do not meet guideline requirements	No	Borrower is living XXX with XXX. Exception approval in file however waiver not applied due to outstanding material exceptions	XXX Client provided an approved exception for rent free with spouse	Upon review by XXX Condition is a Non Material B grade; Borrower credit score exceeds min required	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has stable XXX with XXX years, XXX months at current job.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Fico score XXX exceeds guide lines.

409024370	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Waived	C	B	C	B	CRDTER3654	Borrower(s) do not meet guideline requirements for citizenship status	No	Borrower is a XXX XXX with a XXX. Per guide lines, borrower is ineligible for program.
XXX Client provided an XXX that Borrower is a XXX resident with a XXX; Response. provide evidence of 1 XXX renewal per XXX XXX Client provided current XXX and an approved exception to allow the file without 1 XXX renewal
																																	Upon review by XXX Condition is a Non Material B grade; Borrower credit score exceeds min required	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has stable XXX with XXX years, XXX months at current job.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Fico score XXX exceeds guide lines.

409024370	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Waived	C	B	C	B	CRDTER4631	Loan parameters do not meet guidelines	No	File is missing Guaranty Agreement	XXX Client provided the executed Guaranty agreement	Satisfied	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has stable XXX with XXX years, XXX months at current job.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Fico score XXX exceeds guide lines.

409024370	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Waived	C	B	C	B	CRDTER4643	Borrower does not meet guideline requirements	No	Loan executed in an XXX which is not allowed per guidelines	XXX Client provided an exception to allow the file signed in an XXX	Upon review by XXX Condition is a Non Material B grade; Borrower credit score exceeds min required	(No Data)	Not Applicable
CFCFS1734: Borrower has significant time at current job
- XXX Comments:  Borrower has stable XXX with XXX years, XXX months at current job.

CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Fico score XXX exceeds guide lines.

409024994	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																CFCFS1736: Significant time at current residence - XXX Comments: Borrower has been at current residence for XXX years
409033616	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	Compliance	Documentation	Satisfied	D	A	D	A	CMPDOC191	Missing Mortgage	No	Mortgage is missing in the file. Mortgage in file is for XXX Subject property is XXX	1-8-26 Client uploaded XXX.	1-8-26 XXX reviewed XXX and updated data. Exception satisfied.	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score of XXX is above the required XXX.

CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Cash reserves= $XXX, XXX months. XXX months required.

CFCFS1740: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX & XXX months exceeds the required XXX months.

409033616	XXXXXX	XXXXXX	(No Data)	ATR/QM: Exempt	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	Credit	Application	Satisfied	C	A	C	A	CRDAPP5430	FNMA Application Form is Outdated	No	Missing XXX application form for XXX	1-13-26 Client uploaded XXX.	1-14-26 XXX reviewed XXX and updated data points. Exception satisfied.	Not Applicable	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score of XXX is above the required XXX.

CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Cash reserves= $XXX, XXX months. XXX months required.

CFCFS1740: Mortgage payment history exceeds guidelines
- XXX Comments:  Mortgage payment history of XXX & XXX months exceeds the required XXX months.

Client Name:
Client Project Name:	Spire 2026-4
Start - End Dates:	9/8/2025 - 1/7/2026
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	3

Loan Number	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
409018852	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
409019571	XXXXXX	XXXXXX	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Not Applicable
409024370	XXXXXX	XXXXXX	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Yes
409024994	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
409033616	XXXXXX	XXXXXX	D	A	C	A	A	A	D	A	D	A	C	A	A	A	D	A	No